INCOME TAXES - Schedule of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 29, 2017	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Deferred revenue		¥ 3,095		¥ 12,725
Refund liabilities		860		1,627
Accrued expenses and other liabilities		18,068		22,557
Fair value changes		17,794		18,114
Allowance for uncollectible receivables		113,638		107,994
Amortization difference of long-term assets		13,601		19,841
Accumulated losses carry over				32,683
Valuation allowance		(38,050)		(39,516)
Total		129,006		176,025
Deferred tax liabilities:
Contract assets, net		224,086		167,949
Contract cost		2,944		21,110
Intangible assets		7,123		8,962
Total		234,153		198,021
Deferred tax assets		7,388	$ 1,159	16,745
Deferred tax liabilities		(112,535)	(17,659)	(38,741)
Net deferred tax liabilities		(105,147)		(21,996)
Operating loss carry forwards		38,050		39,516
Valuation allowance		¥ 38,050		39,516
Foreign invested enterprise tax withholding rate		10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate		25.00%
Reduced withholding tax rate for qualified tax residents		5.00%
Percentage of semi annual dividends	15.00%
Deferred tax liabilities		¥ 112,535	$ 17,659	38,741
Undistributed earnings of the company's PRC subsidiaries and the consolidated VIEs		4,152,000		¥ 3,300,000
Provision for PRC dividend withholding tax		¥ 0
HONG KONG
Deferred tax liabilities:
Withholding tax rate		10.00%